Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments on Operating Leases	Approximate future minimum payments on these operating leases for the years ended December 31 are as follows (in thousands):

2021	$3,029
2022	3,329
2023	3,369
2024	3,047
2025	3,071
Thereafter	25,506